Debt & Non-recourse debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt & Non-recourse debt

Note 8: Debt & Non-recourse debt

Debt

The following table details our outstanding debt balance and its associated interest rates:

	September 30,	December 31,
($ in millions)	2017	2016
Debt(1)
Senior secured credit facilities:
Term loan with an average rate of 3.48%, due 2021	$193	$200
Senior notes with a rate of 6.125%, due 2024	300	300

	493	500
Less: unamortized deferred financing costs and discount(2)(3)	(9)	(10)

	$484	$490

(1)	For the nine months ended September 30, 2017 and year ended December 31, 2016, weighted average interest rates were 5.092 percent and 4.851 percent, respectively.
(2)	Amount includes deferred financing costs of $2 million and $7 million as of September 30, 2017 and $2 million and $8 million as of December 31, 2016, relating to our term loan and senior notes, respectively.
(3)	Amount does not include deferred financing costs of $2 million as of September 30, 2017 and December 31, 2016, relating to our revolving facility included in Other Assets in our condensed consolidated balance sheets.

We were in compliance with all applicable financial covenants as of September 30, 2017.

Non-recourse Debt

The following table details our outstanding non-recourse debt balance and its associated interest rates:

	September 30,	December 31,
($ in millions)	2017	2016
Non-recourse debt(1)
Timeshare Facility with an average rate of 2.54%, due 2019	$129	$450
Securitized Debt with an average rate of 2.43%, due 2028	489	246

	618	696
Less: unamortized deferred financing costs(2)	(6)	(2)

	$612	$694

(1)	For the nine months ended September 30, 2017 and year ended December 31, 2016, weighted average interest rates were 2.453 percent and 1.946 percent, respectively.
(2)	Amount relates to Securitized Debt only and does not include deferred financing costs of $2 million as of September 30, 2017 and $3 million as of December 31, 2016, relating to our Timeshare Facility included in Other Assets in our condensed consolidated balance sheets.

The Timeshare Facility is a non-recourse obligation and is payable solely from the pool of timeshare financing receivables pledged as collateral and related assets.

In March 2017, we completed a securitization of approximately $357 million of gross timeshare financing receivables and issued approximately $291 million of 2.66 percent notes and $59 million of 2.96 percent notes due December 2028. The Securitized Debt is backed by pledged assets, consisting primarily of a pool of timeshare financing receivables secured by first mortgages or deeds of trust on timeshare interests. The Securitized Debt is a non-recourse obligation and is payable solely from the pool of timeshare financing receivables pledged as collateral to the debt.

We are required to deposit payments received from customers on the timeshare financing receivables securing the Timeshare Facility and Securitized Debt into depository accounts maintained by third parties. On a monthly basis, the depository accounts are utilized to make required principal, interest and other payments due under the respective loan agreements. The balances in the depository accounts were $22 million as of September 30, 2017 and December 31, 2016, and were included in Restricted cash in our condensed consolidated balance sheets.

Debt Maturities

The contractual maturities of our debt and non-recourse debt as of September 30, 2017 were as follows:

($ in millions)	Debt	Non-recourse Debt	Total
Year
2017 (remaining)	$3	$30	$33
2018	10	134	144
2019	10	228	238
2020	10	120	130
2021	160	32	192
Thereafter	300	74	374

	$493	$618	$1,111

Note 10: Debt & Non-recourse debt

Debt & Allocated Parent Debt

Historically, Hilton allocated certain debt balances, related deferred loan costs, and interest expense based on the pro rata amount of Hilton debt that is guaranteed by our assets (“Allocated Parent Debt “). The allocated debt balance and related deferred financing costs in our consolidated balance sheets as of December 31, 2015 were $642 million and $8 million, respectively. On November 22, 2016, we were released from the unconditional obligation to guarantee the certain debt balances and related deferred loan costs that were allocated to us by Hilton and, accordingly, we do not include any allocated debt balance or related deferred loan costs in our consolidated balance sheets as of December 31, 2016.

The Company’s outstanding borrowings as of December 31, 2016, were as follows:

	Principal Amount Outstanding	Deferred Financing Costs (2)	Carrying Value
($ in millions)
Debt (1)
Senior secured credit facilities:
Term loans with an average rate of 2.94%, due 2021	$200	$(2)	$198
Senior notes with a rate of 6.125%, due 2024	300	(8)	292

Non-recourse debt (1)
Timeshare Facility with an average rate of 1.93%, due 2019	450	—	450
Securitized Debt with an average rate of 1.97%, due 2026	246	(2)	244

	$1,196	$(12)	$1,184

(1)	For the year ended December 31, 2016, weighted average interest rate was 4.851 percent and 1.946 percent for debt and non-recourse debt, respectively.
(2)	Amount does not include deferred financing costs of $5 million relating to our Revolving Facility and Timeshare Facility included in Other Assets in our consolidated balance sheets.

Senior Secured Credit Facilities

In December 2016, we entered into the senior secured facilities (the “Senior Secured Credit Facilities”), consisting of a $200 million variable rate term loan facility (the “Term Loans”) and a revolving credit facility in an aggregate principal amount of up to $200 million (the “Revolving Facility”), each with a five-year maturity. The Revolving Facility has borrowing capacity available in an amount up to $30 million for letters of credit and $10 million for short-term borrowings. As of December 31, 2016, we had no letters of credit or borrowings outstanding under the Revolving Facility.

We are required to pay an unused commitment fee of 0.30 percent per annum under the Revolving Facility for unused commitments thereunder. The Term Loans bear interest at a variable rate, which is payable quarterly. The Senior Secured Credit Facilities provide the option to increase the amount available under the Term Loans and/or the Revolving Credit Facility by an aggregate of up to $300 million plus an unlimited amount subject to compliance with a first lien net leverage ratio not to exceed 0.25:1.00.

The obligations under the Senior Secured Credit Facility are unconditionally and irrevocably guaranteed by us and certain of our subsidiaries. We are in compliance with all applicable financial covenants as of December 31, 2016.

Senior Notes

In November 2016, we issued $300 million aggregate principal amount of 6.125 percent senior unsecured notes due 2024 (the “Senior Unsecured Notes”) and incurred $8 million of debt issuance costs. Interest on the Senior Unsecured Notes is payable semi-annually in arrears on June 1 and December 1 of each year, beginning on June 1, 2017.

We may, at our sole option, redeem the Senior Unsecured Notes, in whole or in part, at any time prior to December 1, 2021, at a price equal to 100 percent of the principal amount, plus an applicable make-whole premium and accrued and unpaid interest. On and after, December 1, 2021, we may, at our sole option, redeem the Senior Unsecured Notes at 103.25 percent, 101.625 percent or 100 percent of the principal amount in 2021, 2022 or 2023, respectively, without any make-whole premium.

The Senior Unsecured Notes are guaranteed on a senior unsecured basis by certain of our subsidiaries. We are in compliance with all applicable financial covenants as of December 31, 2016.

Non-recourse Debt

The Timeshare Facility is a non-recourse obligation and is payable solely from the pool of timeshare financing receivables pledged as collateral to the debt and related assets. In August and December 2016, we amended the terms of the Timeshare Facility to, among other things, increase the borrowing capacity from $300 million to $450 million, allowing us to borrow up to the maximum amount until August 2018 and requiring all amounts borrowed to be repaid in August 2019. In December 2016, we borrowed $300 million under the Timeshare Facility. The Timeshare Facility is secured by certain of our timeshare financing receivables. See Note 4: Timeshare Financing Receivables for further discussion.

In 2014, we issued approximately $304 million of 1.77 percent notes and $46 million of 2.07 percent notes due November 2026. In 2013, we issued approximately $250 million of 2.28 percent notes due January 2026. The Securitized Debt is backed by a pledged of assets, consisting primarily of a pool of timeshare financing receivables secured by first mortgages or deeds of trust on timeshare interests. The securitized debt is a non-recourse obligation and is payable solely from the pool of timeshare financing receivables pledged as collateral to the debt.

We are required to deposit payments received from customers on the timeshare financing receivables securing the Timeshare Facility and Securitized Debt into depository accounts maintained by third parties. On a monthly basis, the depository accounts are utilized to make required principal, interest and other payments due under the respective loan agreements. The balances in the depository accounts as of December 31, 2016 and 2015 were $22 million and $17 million, respectively, and were included in Restricted cash in our consolidated balance sheets.

Debt Maturities

The contractual maturities of our debt and non-recourse debt as of December 31, 2016 were as follows:

($ in millions)	Debt	Non-recourse Debt	Total
Year
2017	$10	$74	$84
2018	10	50	60
2019	10	486	496
2020	10	47	57
2021	160	39	199
Thereafter	300	—	300

	$500	$696	$1,196